Class K [Member] Investment Objectives and Goals - Class K [Member] - BLACKROCK CAPITAL APPRECIATION FUND, INC.	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Capital Appreciation Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Capital Appreciation Fund, Inc. (the “Fund”) is to seek long-term growth of capital.